Income Taxes	12 Months Ended
Aug. 31, 2015
Income Taxes [Abstract]
Income Taxes

(9) Income Taxes

Deferred tax benefits associated with deferred tax assets are offset by a corresponding valuation allowance. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes.

Income tax expense attributable to loss before income taxes consisted of the following:

	Current	Deferred	Total
Year ended August 31, 2015
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1

	Current	Deferred	Total
Year ended August 31, 2014
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1

Income tax expense differs from the amount computed by applying the federal corporate income tax rate of 34% to the loss before income taxes due to the following :

	Year Ended	Year Ended
	August 31,	August 31,
	2015	2014
Computed “expected” tax expense	$(9,584)	$(9,969)
Increase (reduction) in income taxes resulting from:
Stock-based compensation	625	774
State and local income taxes, net of federal income tax benefit	1	1
Foreign rate differential	—	—
Warrants modification and changes in fair value	—	—
Other	21	12
Change in valuation allowance	8,937	9,183
Income tax expense	$1	$1

The following table summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at each period end:

	August 31,	August 31,
	2015	2014
Deferred tax assets:
Accrued liabilities	$240	$279
Other assets	157	169
Inventory capitalization	266	446
Deferred revenue	348	139
Total current deferred tax assets	1,011	1,031

Noncurrent assets:
Depreciation	1,834	2,310
Inventory reserves	2,973	2,689
Deferred rent	22	29
Other assets	1,013	859
Net operating loss carryforward	112,373	101,485
Federal and state tax credit carryforward	8,919	8,919
Total noncurrent deferred tax assets	127,133	116,291
Total deferred tax assets	128,145	117,323
Less valuation allowance	(128,145)	(117,323)
Net deferred tax assets	$—	$—

As of August 31, 2015, the Company had $273,908 of federal, $196,789 of state and $25,833 of foreign net operating loss (NOL) carryforwards available to offset future taxable income, if any, which expire in varying amounts from 2018 through 2035 for federal tax purposes and from 2015 through 2035 for state tax purposes if unused. The carryforward period for the foreign NOL is indefinite. The excess tax benefits associated with the exercise of non-qualified stock options, restricted stock grants, and disqualifying dispositions of incentive stock option stock, for 2015 and 2014 in the amount of $911 and $957 respectively, did not reduce the current income taxes payable and, accordingly, are not included in the deferred tax asset relating to NOL carryforwards, but are included with the federal and state NOL carryforwards. In addition, the Company has alternative minimum tax (AMT) for state income tax purposes of approximately $17 and research and development tax carryforwards for federal income tax purposes of approximately $8,907, which are available to offset future tax liabilities, if any, through 2029.

In accordance with Internal Revenue Code (IRC) Sections 382 and 383, the annual utilization of net operating loss carryforwards and credits is limited if a change in control occurs, including a change resulting from an initial public offering. The Company has not completed a Section 382 analysis to determine if a change in ownership has occurred. Until such analysis is completed, there are no assurances that the existing net operating loss carryforwards or credits are not subject to significant limitation.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the historical taxable income (loss) and projections for future taxable income (loss) over the periods in which the deferred tax assets are deductible, management believes it is more likely that the Company will not realize the benefits of these deductible differences. Accordingly, the Company has established a full valuation allowance of $128,145 and $117,323 for the years ended August 31, 2015 and 2014, respectively.